SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 16 - Consolidated balance sheets (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax liability	$ 740,198	$ 719,334	$ 589,465
(Deficit) retained earnings	(1,392,396)	1,844,883	$ 1,200,054
Increase (decrease) due to application of IFRS 16
Right-of-use assets	101,660	120,072
Lease liabilities	122,557	143,444
Other liabilities	3	4
Deferred income tax liability	(5,497)	(6,153)
(Deficit) retained earnings	(15,403)	(17,223)
Current portion of lease liabilities	$ 33,500	$ 34,900